INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 60,699	$ 55,849
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	4,094	410
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 1,557	$ 1,482